Shareholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended			6 Months Ended
	Oct. 07, 2020	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Mar. 18, 2021	Feb. 10, 2021
Class of Stock [Line Items]
Percentage of the shares issuable on the percentage of the total paid up share capital			20.00%		20.00%
Preferred stock shares authorized			5,000,000		5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock shares issued			0		0
Preferred stock shares outstanding			0		0
Public warrants period after which they are excercisable			30 days
Period after business combination within which securities must be registered			15 days
Class of warrants or rights exercise price			$ 11.50		$ 11.50
Class of warrants or rights term			5 years		5 years
Sale of stock issue price per share			$ 9.20
Number of consecutive trading days			20 days
Volume weighted average trading price of shares			$ 9.20
Lock in period of warrants			30 days
Notice period to be given to warrant holders before redemption			30 days
Number of trading days after the date of notice for determining the fair market value of shares			10 days
Total number of trading days in determining the share price			30 days
Class of warrant or rights number of shares covered by each warrant or right			0.361
Minimum [Member]
Class of Stock [Line Items]
Proposed offering, percentage			50.00%			50.00%
Public Warrants [Member]
Class of Stock [Line Items]
Period after business combination within which securities must be registered					15 days
Period after business combination within which registration must be effective			60 days		60 days
Number of trading days after the date of notice for determining the fair market value of shares					10 days
Class of warrant or rights number of shares covered by each warrant or right					0.361
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000		500,000,000
Common stock, par or stated value per share			$ 0.0001		$ 0.0001
Common stock, shares, issued			0		7,712,437
Common stock, shares, outstanding			0		7,712,437
Temporary equity, shares outstanding			0		90,037,563
Common stock shares voting rights			one vote		one vote
Shares subject to possible redemption			0		90,037,563
Issuance of Class B ordinary shares to Sponsor		97,750,000
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Sale of stock issue price per share					$ 9.20
Proceeds from capital raising from business combination as a percentage of total proceeds			60.00%		60.00%
Number of consecutive trading days					20 days
Volume weighted average trading price of shares					$ 9.20
Common Class A [Member] | Public Warrants [Member] | Redemption Trigger Price One [Member]
Class of Stock [Line Items]
Exercise price of warrants as a percentage of newly issued share price			115.00%		115.00%
Newly issued share price					$ 18.00
Common Class A [Member] | Public Warrants [Member] | Redemption Trigger Price Two [Member]
Class of Stock [Line Items]
Exercise price of warrants as a percentage of newly issued share price			180.00%		180.00%
Newly issued share price					$ 10.00
Common Class A [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Lock in period of warrants					30 days
Common Class A [Member] | Prospective Warrant Redemption [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights redemption price per unit of warrant			$ 0.01		$ 0.01
Common Class A [Member] | Prospective Warrant Redemption [Member] | Public Warrants [Member] | Redemption Trigger Price One [Member]
Class of Stock [Line Items]
Notice period to be given to warrant holders before redemption					30 days
Total number of trading days in determining the share price					30 days
Common Class A [Member] | Prospective Warrant Redemption [Member] | Public Warrants [Member] | Redemption Trigger Price Two [Member]
Class of Stock [Line Items]
Class of warrants or rights redemption price per unit of warrant			$ 0.10		$ 0.10
Total number of trading days in determining the share price					30 days
Number of trading days for share price determination			20 days		20 days
Common Class A [Member] | Prospective Warrant Redemption [Member] | Private Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Newly issued share price			$ 18.00		$ 18.00
Common Class A [Member] | Prospective Warrant Redemption [Member] | Private Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Newly issued share price			$ 10.00		$ 10.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	[1],[2]	50,000,000
Common stock, par or stated value per share			$ 0.0001	[1],[2]	$ 0.0001
Common stock, shares, issued			24,437,500	[1],[2]	24,437,500
Common stock, shares, outstanding			24,437,500	[1],[2]	24,437,500
Temporary equity, shares outstanding			2,875,000
Common stock shares voting rights			one vote		one vote
Issuance of Class B ordinary shares to Sponsor	2,875,000		2,875,000
Proposed offering, percentage					20.00%
Common stock subject to forfeiture during the period shares			3,187,500		3,187,500
Common Class B [Member] | Effect of Share Recapitalization [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding			24,437,500				24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.